Document and Entity Information	Mar. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2022
Entity Registrant Name	SIGA TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-23047
Entity Tax Identification Number	13-3864870
Entity Address, Address Line One	31 East 62nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	212
Local Phone Number	672-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001010086
Title of 12(b) Security	common stock, $.0001 par value
Trading Symbol	SIGA
Security Exchange Name	NASDAQ